Employee Benefits - Summary of Impact of Changes of Major Assumptions on Defined Benefit Obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Discount Rate (1% Movement)
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase	$ (25,536)	$ (27,922)
Decrease	32,517	36,696
Life Expectancy (1-Year Movement)
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase	3,911	4,475
Decrease	$ (4,122)	$ (4,650)